CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2017
Preferred stock issuance costs	$ 16,901
Issuance costs from convertible multi-draw credit agreement	$ 9,301	$ 154,092
Value of warrants issued to purchase shares of common stock for consulting services		30,000
Preferred deemed dividend		1,044,000
Series D Preferred Stock
Preferred stock issuance costs		183,343
Preferred deemed dividend		536,000
Series F Preferred stock
Preferred stock issuance costs		118,855
Preferred deemed dividend		333,000
Series C Preferred Stock
Preferred deemed dividend		$ 175,000